                       SMITH BARNEY VARIABLE ACCOUNT FUNDS



                               SEMI-ANNUAL REPORT


                                  June 30, 2001

  This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

                           Income and Growth Portfolio

Historical Performance

                           Net Asset Value
                      -------------------------
                        Beginning      End         Income     Capital Gain       Total
Period Ended            of Period   of Period    Dividends   Distributions      Returns/(1)/
---------------------------------------------------------------------------------------------
 6/30/01                $    9.80   $    8.35     $   0.14      $   0.91         (4.08)%/(2)/
---------------------------------------------------------------------------------------------
12/31/00                    10.97        9.80         0.17          2.21         13.81
---------------------------------------------------------------------------------------------
12/31/99                    13.98       10.97         0.24          2.59         (2.74)
---------------------------------------------------------------------------------------------
12/31/98                    17.29       13.98         0.49          4.98         12.89
---------------------------------------------------------------------------------------------
12/31/97                    14.69       17.29         0.10          1.38         28.11
---------------------------------------------------------------------------------------------
12/31/96                    15.24       14.69         0.56          3.24         21.02
---------------------------------------------------------------------------------------------
12/31/95                    13.05       15.24         0.44          0.94         27.56
---------------------------------------------------------------------------------------------
12/31/94                    14.93       13.05         0.39          1.02         (3.12)
---------------------------------------------------------------------------------------------
12/31/93                    14.36       14.93         0.57          1.45         18.61
---------------------------------------------------------------------------------------------
12/31/92                    13.76       14.36         0.50          0.48         11.48
---------------------------------------------------------------------------------------------
12/31/91                    10.93       13.76         0.58          0.00         31.34
=============================================================================================
Total                                             $   4.18      $  19.20
=============================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns/(1)/

Six Months Ended 6/30/01/(2)/                                       (4.08)%
-----------------------------------------------------------------------------
Year Ended 6/30/01                                                   9.43
-----------------------------------------------------------------------------
Five Years Ended 6/30/01                                            11.32
-----------------------------------------------------------------------------
Ten Years Ended 6/30/01                                             12.98
-----------------------------------------------------------------------------
Inception* to 6/30/01                                               11.69
=============================================================================

Cumulative Total Return/(1)/

6/30/91 to 6/30/01                                                 238.96%
=============================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions.
(2) Total return is not annualized, as it may not be representative of the total return for the year.
*   The inception date for the Income and Growth Portfolio is July 20, 1989.

Historical Performance (unaudited)

                     Growth of $10,000 Invested in Shares of
                         the Income and Growth Portfolio
                        vs. Standard & Poor's 500 Index*

--------------------------------------------------------------------------------

                              June 1991 - June 2001

                                    [CHART]

                                       fund         index
                        6/91          10000         10000
                       12/91          11180         11520
                       12/92          12464         12397
                       12/93          14784         13711
                       12/94          14323         13890
                       12/95          18240         19102
                       12/96          22075         23486
                       12/97          28281         31321
                       12/98          31926         40322
                       12/99         31,051         48803
                       12/00         35,340        44,361
                        6/01         33,896        41,393

              * Hypothetical illustration of $10,000 invested in shares at June 30, 1991 assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasqaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

                 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                U.S. Government/High Quality Securities Portfolio

Historical Performance

                                 Net Asset Value
                            ------------------------
                             Beginning         End          Income      Capital Gain        Total
Period Ended                 of Period      of Period      Dividends    Distributions     Returns/(1)/
------------------------------------------------------------------------------------------------------
6/30/01                       $10.74         $10.26         $0.67          $0.00            1.78%/(2)/
------------------------------------------------------------------------------------------------------
12/31/00                       10.63          10.74          0.38           0.00            4.70
------------------------------------------------------------------------------------------------------
12/31/99                       10.40          10.63          0.03           0.00            2.55
------------------------------------------------------------------------------------------------------
12/31/98                       12.66          10.40          1.06           1.23            0.22
------------------------------------------------------------------------------------------------------
12/31/97                       12.90          12.66          0.04           0.90            5.43
------------------------------------------------------------------------------------------------------
12/31/96                       13.66          12.90          1.22           0.00            3.34
------------------------------------------------------------------------------------------------------
12/31/95                       12.46          13.66          0.94           0.00           17.20
------------------------------------------------------------------------------------------------------
12/31/94                       13.35          12.46          0.84           0.00           (0.35)
------------------------------------------------------------------------------------------------------
12/31/93                       13.44          13.35          0.87           0.02            5.91
------------------------------------------------------------------------------------------------------
12/31/92                       13.45          13.44          0.89           0.05            6.91
------------------------------------------------------------------------------------------------------
12/31/91                       12.74          13.45          0.87           0.02           12.58
======================================================================================================
Total                                                       $7.81          $2.22
======================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns/(1)/

Six Months Ended 6/30/01/(2)/                                 1.78%
--------------------------------------------------------------------
Year Ended 6/30/01                                            4.30
--------------------------------------------------------------------
Five Years Ended 6/30/01                                      3.81
--------------------------------------------------------------------
Ten Years Ended 6/30/01                                       5.52
--------------------------------------------------------------------
Inception* to 6/30/01                                         5.89
====================================================================

Cumulative Total Return(1)

6/30/91 to 6/30/01                                           71.20%
====================================================================

 (1)   Assumes reinvestment of all dividends and capital gain distributions.
 (2) Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.

Historical Performance (unaudited)

                     Growth of $10,000 Invested in Shares of
              the U.S. Government/High Quality Securities Portfolio
                         vs. Lehman Brothers GNMA Index*
--------------------------------------------------------------------------------
                              June 1991 - June 2001

                                    [CHART]

                                       fund     index
                             6/91     10000     10000
                            12/91     10849     10080
                            12/92     11599     10827
                            12/93     12285     11539
                            12/94     12241     11366
                            12/95     14347     13303
                            12/96     14826     14040
                            12/97     15631     15378
                            12/98     15666     16389
                            12/99     16066     16705
                            12/00     16821     18563
                             6/01     17120     19309

          * Hypothetical illustration of $10,000 invested in shares a June 30, 1991 assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

               All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                         Reserve Account Portfolio

Historical Performance

                              Net Asset Value
                         -------------------------
                         Beginning          End            Income     Capital Gain         Total
Period Ended             of Period       of Period       Dividends    Distributions      Returns/(1)/
------------------------------------------------------------------------------------------------------
 6/30/01                  $ 7.30          $ 6.77           $0.67         $0.00             1.91%/(2)/
------------------------------------------------------------------------------------------------------
12/31/00                    7.61            7.30            0.68          0.00             5.03
------------------------------------------------------------------------------------------------------
12/31/99                    7.36            7.61            0.00          0.00             3.40
------------------------------------------------------------------------------------------------------
12/31/98                    7.70            7.36            0.27          0.00            (0.89)
------------------------------------------------------------------------------------------------------
12/31/97                   10.99            7.70            0.25          3.19             1.36
------------------------------------------------------------------------------------------------------
12/31/96                   12.71           10.99            1.92          0.00             1.57
------------------------------------------------------------------------------------------------------
12/31/95                   12.39           12.71            0.74          0.05             8.83
------------------------------------------------------------------------------------------------------
12/31/94                   12.75           12.39            0.58          0.03             1.99
------------------------------------------------------------------------------------------------------
12/31/93                   12.86           12.75            0.69          0.01             4.59
------------------------------------------------------------------------------------------------------
12/31/92                   13.08           12.86            0.78          0.07             4.82
------------------------------------------------------------------------------------------------------
12/31/91                   12.66           13.08            0.89          0.03            10.64
======================================================================================================
Total                                                      $7.47         $3.38
======================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns/(1)/

Six Months Ended 6/30/01/(2)/                                    1.91%
-----------------------------------------------------------------------
Year Ended 6/30/01                                               4.49
-----------------------------------------------------------------------
Five Years Ended 6/30/01                                         2.13
-----------------------------------------------------------------------
Ten Years Ended 6/30/01                                          3.91
-----------------------------------------------------------------------
Inception* to 6/30/01                                            4.56
=======================================================================

Cumulative Total Return/(1)/

6/30/91 to 6/30/01                                              46.70%
=======================================================================

 (1)  Assumes reinvestment of all dividends and capital gain distributions.
 (2) Total return is not annualized, as it may not be representative of the total return for the year.
 *    The inception date for the Reserve Account Portfolio is August 2, 1989.

Historical Performance (unaudited)

                     Growth of $10,000 Invested in Shares of
                          the Reserve Account Portfolio
                 vs. Salomon Smith Barney 1-Year Treasury Index*

--------------------------------------------------------------------------------

                              June 1991 - June 2001

                                    [CHART]

                                       fund       index
                          6/91        10000       10000
                          12/91       10676       10450
                          12/92       11190       10954
                          12/93       11703       11375
                          12/94       11935       11672
                          12/95       12990       12617
                          12/96       13194       13333
                          12/97       13374       14148
                          12/98       13254       14982
                          12/99       13705       15587
                          12/00       14394       16695
                          6/01        14670       17318


              * Hypothetical illustration of $10,000 invested in shares at June 30, 1991 assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

                 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

Schedules of Investments (unaudited)                               June 30, 2001

                           INCOME AND GROWTH PORTFOLIO

         SHARES                       SECURITY                               VALUE
-----------------------------------------------------------------------------------
COMMON STOCK - 96.3%
-----------------------------------------------------------------------------------
Banking - 8.8%
          3,500     Bank of America Corp.                                  $210,105
          5,700     Mellon Financial  Corp.                                 262,200
          4,400     Wells Fargo & Co.                                       204,292
-----------------------------------------------------------------------------------
                                                                            676,597
-----------------------------------------------------------------------------------
Capital Goods - 2.4%
          2,900     Illinois Tool Works, Inc.                               183,570
-----------------------------------------------------------------------------------
Computer Hardware - 3.3%
          2,900     Hewlett Packard Co.                                      82,940
          1,500     International Business Machines Corp.                   169,500
-----------------------------------------------------------------------------------
                                                                            252,440
-----------------------------------------------------------------------------------
Computer Services - 1.6%
          1,850     First Data Corp.                                        118,863
-----------------------------------------------------------------------------------
Conglomerates - 4.6%
          2,100     General Electric Co.                                    102,375
          4,600     Tyco International Ltd.                                 250,700
-----------------------------------------------------------------------------------
                                                                            353,075
-----------------------------------------------------------------------------------
Consumer Products - 4.7%
          1,325     Gillette Co.                                             38,412
          3,250     Kimberly Clark Corp.                                    181,675
          5,700     Masco Corp.                                             142,272
-----------------------------------------------------------------------------------
                                                                            362,359
-----------------------------------------------------------------------------------
Electric Utilities - 7.9%
          2,400     American Electric Power Co., Inc.                       110,808
          4,800     Duke Energy Corp.                                       187,248
          3,400     El Paso Energy Corp.                                    178,636
          2,018     Exelon Corp.                                            129,394
-----------------------------------------------------------------------------------
                                                                            606,086
-----------------------------------------------------------------------------------
Energy Oil Integrated - International - 10.3%
          1,850     Chevron Corp.                                           167,425
          3,550     Exxon Mobil Corp.                                       310,093
          4,350     Halliburtion Co.                                        154,860
          4,850     Williams Cos., Inc.                                     159,808
-----------------------------------------------------------------------------------
                                                                            792,186
-----------------------------------------------------------------------------------
Energy - Refining and Marketing - 1.7%
          3,850     Dow Chemical Corp.                                      128,012
-----------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2001

                           INCOME AND GROWTH PORTFOLIO

        SHARES                              SECURITY                                VALUE
------------------------------------------------------------------------------------------
Financial Services - 9.4%
                1,900     American Express Co.                                    $ 73,720
                2,100     Fannie Mae                                               178,815
                5,400     JP Morgan Chase & Co.                                    240,840
                2,350     Merrill Lynch & Co., Inc.                                139,237
                1,300     Morgan Stanley Dean Witter & Co.                          83,499
------------------------------------------------------------------------------------------
                                                                                   716,111
------------------------------------------------------------------------------------------
Food Processing - 2.0%
                3,450     PepsiCo, Inc.                                            152,490
------------------------------------------------------------------------------------------
Insurance - Multi-Line - 7.5%
                2,350     Chubb Corp.                                              181,960
                3,050     Hartford Financial Services Group, Inc.                  208,620
                1,850     Marsh & McLennan Cos., Inc.                              186,850
------------------------------------------------------------------------------------------
                                                                                   577,430
------------------------------------------------------------------------------------------
Metals - 2.0%
                3,950     Alcoa, Inc.                                              155,630
------------------------------------------------------------------------------------------
Multimedia - 2.0%
                2,350     McGraw-Hill Cos., Inc.                                   155,452
------------------------------------------------------------------------------------------
Office Automation & Equipment - 2.3%
                4,200     Pitney Bowes, Inc.                                       176,904
------------------------------------------------------------------------------------------
Oil Well Equipment & Services - 6.3%
                3,000     BP Amoco PLC                                             149,550
                6,000     Conoco Inc., Class A Shares                              169,200
                2,600     Diamond Offshore Drilling, Inc.                           85,930
                1,800     Transocean Sedco Forex, Inc.                              74,250
------------------------------------------------------------------------------------------
                                                                                   478,930
------------------------------------------------------------------------------------------
Pharmaceuticals - 8.1%
                2,650     American Home Products Corp.                             154,866
                3,600     Bristol-Myers Squibb Co.                                 188,280
                2,100     Eli Lily & Co.                                           155,400
                2,500     Johnson & Johnson                                        125,000
------------------------------------------------------------------------------------------
                                                                                   623,546
------------------------------------------------------------------------------------------
Semi-Conductors - 1.8%
                4,650     Intel Corp.                                              136,013
------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2001

                           INCOME AND GROWTH PORTFOLIO

         SHARES                             SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
Telecommunications - 9.6%
        2,750     Alltel Corp.                                                     $  168,465
        4,404     SBC Communications, Inc.                                            176,424
        7,550     Sprint Corp. (Fon Group)                                            161,268
        4,314     Verizon Communications                                              230,799
---------------------------------------------------------------------------------------------
                                                                                      736,956
---------------------------------------------------------------------------------------------
                  TOTAL COMMON STOCK
                  (Cost - $6,015,248)                                               7,382,650
=============================================================================================

          FACE
         AMOUNT                             SECURITY                                  VALUE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.7%
     $281,000     Goldman Sachs & Co. Inc., 3,920% due 7/2/01;
                    Proceeds at maturity - $281,092; (Fully collateralized by
                    U.S. Treasury Bills, Notes and Bonds, 0.000% to 14.250%
                    due 8/16/01 to 8/15/05; Market value - $286,620)
                    (Cost - $281,000)                                                 281,000
=============================================================================================
                  TOTAL INVESTMENTS - 100%
                  (Cost - $6,296,248*)                                             $7,663,650
=============================================================================================

 * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2001

                U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

        FACE
       AMOUNT                               SECURITY                     VALUE
--------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
   $222,000  Federal National Mortgage Association Discount Note
               3.940% due 7/2/01 (Cost - $221,951*)                     $221,951
================================================================================

 * Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2001

                            RESERVE ACCOUNT PORTFOLIO

     FACE
    AMOUNT                          SECURITY                                     VALUE
========================================================================================
AGENCY DISCOUNT NOTES - 100%
      $17,000   Federal National Mortgage Association Discount Note
                  3.940% due 7/2/01 (Cost - $16,996*)                            $16,996
========================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)                   June 30, 2001

                                                                U.S. Gov't./
                                                 Income and     High Quality   Reserve
                                                   Growth        Securities    Account
                                                 Portfolio        Portfolio   Portfolio
----------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost --- $6,296,248,
      $221,951 and $16,996, respectively)        $ 7,663,650    $  221,951    $   16,996
   Cash                                                  523       215,741        11,201
   Dividends and interest receivable                   6,453           ---           ---
   Receivable from investment manager                  2,324         8,138        12,345
----------------------------------------------------------------------------------------
   Total Assets                                    7,672,950       445,830        40,542
----------------------------------------------------------------------------------------
LIABILITIES:
   Deferred compensation                               4,738         4,475         4,453
   Accrued expenses                                   13,550         9,445         9,174
----------------------------------------------------------------------------------------
   Total Liabilities                                  18,288        13,920        13,627
----------------------------------------------------------------------------------------
Total Net Assets                                 $ 7,654,662    $  431,910    $   26,915
========================================================================================
NET ASSETS:
   Par value of shares of beneficial interest    $       917    $       42    $        4
   Capital paid in excess of par value             6,055,891       428,491        30,701
   Undistributed (overdistributed)
        net investment income                         46,466         3,377        (3,790)
   Accumulated net realized gain
        from security transactions                   183,986           ---           ---
   Net unrealized appreciation of investments      1,367,402           ---           ---
----------------------------------------------------------------------------------------
Total Net Assets                                 $ 7,654,662    $  431,910    $   26,915
========================================================================================
Shares Outstanding                                   917,001        42,085         3,974
----------------------------------------------------------------------------------------
Net Asset Value, per share                       $      8.35    $    10.26    $     6.77
----------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Statements of Operations (unaudited)      For the Six Months Ended June 30, 2001

                                                                     U.S. Gov't./
                                                      Income and     High Quality      Reserve
                                                        Growth        Securities       Account
                                                      Portfolio        Portfolio      Portfolio
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                           $   11,456     $    10,087     $       842
   Dividends                                              80,674             ---             ---
   Less: Foreign withholding tax                            (238)            ---             ---
------------------------------------------------------------------------------------------------
   Total Investment Income                                91,892          10,087             842
------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                               24,419           1,007              80
   Shareholder and system servicing fees                   8,518           7,819           8,393
   Audit and legal                                         7,704           3,736           3,036
   Custody                                                 1,291              27              10
   Trustees' fees                                            984              76             150
   Other                                                   2,054           1,250           1,058
------------------------------------------------------------------------------------------------
   Total Expenses                                         44,970          13,915          12,727
   Less: Management fee waiver and
         expense reimbursement (Note 2)                   (4,266)        (11,678)        (12,548)
------------------------------------------------------------------------------------------------
   Net Expenses                                           40,704           2,237             179
------------------------------------------------------------------------------------------------
Net Investment Income                                     51,188           7,850             663
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                              2,024,704             ---             ---
      Cost of securities sold                          1,840,662             ---             ---
------------------------------------------------------------------------------------------------
   Net Realized Gain                                     184,042             ---             ---
------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
       Beginning of period                             1,965,816             ---             ---
       End of period                                   1,367,402             ---             ---
------------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation              (598,414)            ---             ---
------------------------------------------------------------------------------------------------
Net Loss on Investments                                 (414,372)            ---             ---
------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations      ($363,184)    $     7,850     $       663
================================================================================================

                       See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

Income and Growth Portfolio                                              2001              2000
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $     51,188     $    115,423
   Net realized gain                                                      184,042          738,176
   Increase (decrease) in net unrealized appreciation                    (598,414)         274,337
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                     (363,184)       1,127,936
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (116,018)        (145,025)
   Net realized gains                                                    (738,232)      (1,907,792)
--------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders             (854,250)      (2,052,817)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                         1,722           31,105
   Net asset value of shares issued for reinvestment of dividends         854,250        2,052,817
   Cost of shares reacquired                                             (947,879)      (3,106,236)
--------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                    (91,907)      (1,022,314)
--------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                 (1,309,341)      (1,947,195)
NET ASSETS:
   Beginning of period                                                  8,964,003       10,911,198
--------------------------------------------------------------------------------------------------
   End of period*                                                    $  7,654,662     $  8,964,003
==================================================================================================
* Includes undistributed net investment income of:                   $     46,466     $    111,296
==================================================================================================

                       See Notes to Financial Statements.

For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

U.S. Government/High Quality Securities Portfolio                     2001          2000
------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                $   7,850    $  25,931
   Net realized gain                                                          ---          ---
   Increase in net unrealized appreciation                                    ---          ---
------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                   7,850       25,931
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (26,507)     (21,763)
------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders              (26,507)     (21,763)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                           ---          ---
   Net asset value of shares issued for reinvestment of dividends          26,507       21,763
   Cost of shares reacquired                                              (30,830)    (326,759)
------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                     (4,323)    (304,996)
------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                    (22,980)    (300,828)
------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                    454,890      755,718
------------------------------------------------------------------------------------------------
   End of period*                                                       $ 431,910    $ 454,890
================================================================================================
* Includes undistributed net investment income of:                      $   3,377    $  22,034
================================================================================================

                       See Notes to Financial Statements.

For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

Reserve Account Portfolio                                              2001        2000
-----------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                $    663    $  1,849
   Net realized gain                                                         ---         ---
   Increase in net unrealized appreciation                                   ---         ---
-----------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                    663       1,849
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (2,422)     (3,172)
-----------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders              (2,422)     (3,172)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):

   Net proceeds from sale of shares                                        4,145         ---
   Net asset value of shares issued for reinvestment of dividends          2,422       3,172
   Cost of shares reacquired                                             (15,152)     (7,243)
-----------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                    (8,585)     (4,071)
-----------------------------------------------------------------------------------------------
Decrease in Net Assets                                                   (10,344)     (5,394)
NET ASSETS:
   Beginning of period                                                    37,259      42,653
-----------------------------------------------------------------------------------------------
   End of period*                                                       $ 26,915    $ 37,259
===============================================================================================
* Includes overdistributed net investment income of:                     ($3,790)    ($2,031)
===============================================================================================


                       See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

   1. SIGNIFICANT ACCOUNTING POLICIES

   Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with variable annuity contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S government and agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Income & Growth and U.S. Government/High Quality Securities Portfolio a portion of undistributed net investment income was reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

 2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

 Smith Barney Fund Management LL ("SBFM), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay SBFM a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly. For the six months ended June 30, 2001, SBFM waived all or part of its management fees for all portfolios and reimbursed expenses of $10,671 and $12,468 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

 Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolios distributor replacing CFBDS, Inc. For the six months ended June 30, 2001 SSB and its affiliates received brokerage commissions of $268.

 All officers and one Trustee of the Fund are employees of SSB.

 3. INVESTMENTS

 During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                 U.S. Govt./
                                 Income and     High Quality     Reserve
                                   Growth        Securities      Account
                                 Portfolio       Portfolio      Portfolio
-------------------------------------------------------------------------
Purchases                        $  901,506              ---          ---
-------------------------------------------------------------------------
Sales                             2,024,704              ---          ---
=========================================================================

 At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                U.S. Govt./
                                 Income and     High Quality     Reserve
                                   Growth        Securities      Account
                                 Portfolio       Portfolio      Portfolio
-------------------------------------------------------------------------
Gross unrealized appreciation    $ 1,614,737             ---          ---
Gross unrealized depreciation       (247,335)            ---          ---
-------------------------------------------------------------------------
Net unrealized appreciation      $ 1,367,402             ---          ---
=========================================================================

 4. REPURCHASE AGREEMENTS

 The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

 5. SHARES OF BENEFICIAL INTEREST

 At June 30, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolios.

 Transactions in shares of each Portfolio were as follows:

                                               Six Months Ended        Year Ended
                                                 June 30, 2001      December 31, 2000
-------------------------------------------------------------------------------------
Income and Growth Portfolio
Shares sold                                                 182                 3,140
Shares issued on reinvestment                           102,428               236,228
Shares reaquired                                       (100,388)             (318,776)
-------------------------------------------------------------------------------------
Net Increase (Decrease)                                   2,222               (79,408)
=====================================================================================
U.S. Gov't./High Quality Securities Portfolio
Shares sold                                                 ---                   ---
Shares issued on reinvestment                             2,583                 2,077
Shares reaquired                                         (2,834)              (30,859)
-------------------------------------------------------------------------------------
Net Decrease                                               (251)              (28,782)
=====================================================================================
Reserve Account Portfolio
Shares sold                                                 561                   ---
Shares issued on reinvestment                               358                   445
Shares reaquired                                         (2,046)                 (950)
-------------------------------------------------------------------------------------
Net Decrease                                             (1,127)                 (505)
=====================================================================================

                                       19

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Income and Growth Portfolio       2001/(1)/         2000         1999                       1998          1997               1996
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period             $   9.80        $  10.97    $   13.98     $   14.69    $   17.29     $   14.69  $ 13.05  $  15.24
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
 Net investment income/(2)/           0.07            0.15         0.16          0.47         0.29          0.47               0.57
 Net realized and
   unrealized gain (loss)            (0.47)           1.06        (0.34)         3.61         1.87          3.61               2.68
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
 From Operations                     (0.40)           1.21        (0.18)         4.08         2.16          4.08               3.25
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income               (0.14)          (0.17)       (0.24)        (0.10)       (0.49)        (0.10)             (0.56)
 Net realized gains                  (0.91)          (2.21)       (2.59)        (1.38)       (4.98)        (1.38)             (3.24)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                  (1.05)          (2.38)       (2.83)        (1.48)       (5.47)        (1.48)             (3.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period (000s)            $   8.35        $   9.80    $   10.97     $   17.29    $   13.98     $   17.29           $  14.69
------------------------------------------------------------------------------------------------------------------------------------
Total Return                         (4.08)% *       13.81%       (2.74)%                    12.89%        28.11%             21.02%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)            $  7,655        $  8,963    $  10,911                  $  13,778     $  16,236           $ 20,812
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(2)(3)/                     1.00%  **       1.00%        1.00%                      0.76%         0.77%              0.74%
 Net investment income                1.26   **       1.21         1.11          2.18         1.53          2.18               2.39
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 11%             24%          42%                        49%           38%                30%
====================================================================================================================================

(1)  For the six months ended June 30, 2001(unaudited).
(2) The investment manager waived all or a portion of its fees for the six months ended June 30, 2001 and the year ended December 31, 2000. If such fees were not waived, the net investment income per share and actual expense ratios would have been:

                                                    Expense Ratios
                      Net Investment             Without Fee Waivers
                    Income Per Share          and Expense Reimbursements
                    ----------------          --------------------------
     2001                $0.07                          1.11%**
     2000                 0.15                          1.01

(3) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year.
* Total return is not annualized, as it may not be representative of the total return for the year.
**   Annualized.

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

U.S. Government/High
Quality Securities Portfolio           2000/(1)(2)/          2000/(1)/     1999/(1)/     1998/(1)/         1997       1996
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
     Beginning of Period                   $10.74            $10.63         $10.40        $12.66         $12.90     $13.66
---------------------------------------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
   Net investment income/(3)/                0.19              0.49           0.26          0.03           0.72       1.22
   Net realized and
        unrealized gain (loss)                ---               ---            ---           ---          (0.02)     (0.76)
---------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
     From Operations                         0.19              0.49           0.26          0.03           0.70      (0.46)
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                    (0.67)            (0.38)         (0.03)        (1.06)         (0.04)     (1.22)
   Net realized gains                         ---               ---            ---         (1.23)         (0.90)       ---
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.67)            (0.38)         (0.03)        (2.29)         (0.94)     (1.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
     End of Period                         $10.26            $10.74         $10.63        $10.40         $12.66     $12.90
---------------------------------------------------------------------------------------------------------------------------
Total Return                                 1.78%    *        4.70%          2.55%         0.22%          5.43%      3.34%
---------------------------------------------------------------------------------------------------------------------------
Net Assets,
     End of Period (000s)                  $  432            $  455         $  756        $  973         $1,617     $2,876
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses/(3)(4)/                          1.00%   **        1.00%          1.00%         1.00%          1.00%      0.98%
   Net investment income                     3.51    **        4.62           2.37          0.22           4.33       6.30
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         0%                0%             0%            0%            43%        13%
===========================================================================================================================

(1)  For the six months ended June 30, 2001 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The investment manager waived all or a portion of its fees for the six months ended June 30, 2001 and for each year in the four-year period ended December 31, 2000. In addition, the manager has also agreed to reimburse expenses of $10,671, $25,924, $16,270, $4,832 and $719 for the six months ended June 30, 2001 and for each year in the four-year period ended December 31, 2000, respectively . If such fees were not waived, the net investment income per share and actual expense ratios would have been:

                    Net Investment                     Expense Ratios
                     Income (Loss)                   Without Fee Waivers
                       Per Share                  and Expense Reimbursements
                    --------------                --------------------------
     2001                $(0.09)                            6.22**
     2000                 (0.05)                            6.07
     1999                  0.00 ***                         3.37
     1998                 (0.07)                            1.86
     1997                  0.64                             1.49

(4) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year.
* Total return is not annualized, as it may not be representative of the total return for the year.
**   Annualized.
***  Amount represents less than $0.01 per share.

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Reserve Account Portfolio        2000/(1)(2)/   2000/(1)/  1999/(1)/     1998/(1)/      1997          1996
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
     Beginning of Period          $    7.30     $  7.61      $ 7.36       $  7.70      $ 10.99      $  12.71
--------------------------------------------------------------------------------------------------------------
Income (Loss)
From Operations:
   Net investment income/(3)/          0.14        0.37        0.25         (0.07)        0.15          1.92
   Net realized and
        unrealized gain (loss)          ---         ---         ---           ---          ---         (1.72)
--------------------------------------------------------------------------------------------------------------
Total Income (Loss)
     From Operations                   0.14        0.37        0.25         (0.07)        0.15          0.20
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income              (0.67)      (0.68)        ---         (0.27)       (0.25)        (1.92)
   Net realized gains                   ---         ---         ---           ---        (3.19)          ---
--------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.67)      (0.68)        ---         (0.27)       (3.44)        (1.92)
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
     End of Period                $    6.77     $  7.30      $ 7.61       $  7.36      $  7.70      $  10.99
--------------------------------------------------------------------------------------------------------------
Total Return                           1.91% *     5.03%       3.40%        (0.89)%       1.36%         1.57%
--------------------------------------------------------------------------------------------------------------
Net Assets,
     End of Period (000s)         $      27     $    37      $   43       $    56      $    97      $    435
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses/(3)(4)/                    1.00% **    1.00%       1.00%         1.00%        1.00%         1.00%
   Net investment income (loss)        3.71  **    4.96        2.96         (1.00)        1.59          4.98
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   0%          0%          0%            0%           0%            0%
==============================================================================================================

 (1) For the six months ended June 30, 2001 (unaudited).
 (2) Per share amounts have been calculated using the monthly average shares method.
 (3) The investment manager waived all or a portion of its fees for the six months ended June 30, 2001 and for each year in the five-year period ended December 31, 2000. In addition, the manager has also agreed to reimburse expenses of $12,468, $31,732, $29,987, $15,552, $19,395 and $19,891 for the
     six months ended June 30, 2001 and for each year in the five-year period ended December 31, 2000, respectively. If such fees were not waived, the net investment income per share and actual expense ratios would have been:

                        Net Investment                    Expense Ratios
                         Income (Loss)                  Without Fee Waivers
                          Per Share                 and Expense Reimbursements
                     -------------------            --------------------------
     2001                   $(2.42)                            71.18% **
     2000                    (5.94)                            86.59
     1999                    (4.38)                            63.63
     1998                    (1.56)                            20.81
     1997                    (1.76)                            11.65
     1996                     1.27                              2.79

 (4) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year.
 * Total return is not annualized, as it may not be representative of the total return for the year.
 **  Annualized.